COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2023
Cost of Sales [Abstract]
Cost of sales by cost

	US Dollars
Figures in millions	2023	2022	2021
		Restated (2)	Restated (2)
Operating costs (1)	2,680	2,568	2,172
Royalties	190	185	162
Total operating costs	2,870	2,753	2,334
Retrenchment costs	4	6	2
Rehabilitation and other non-cash costs	21	—	38
Amortisation of tangible assets	579	555	413
Amortisation of right of use assets	78	81	63
Amortisation of intangible assets (note 14)	1	1	3
Inventory change	(12)	(30)	6
	3,541	3,366	2,859
(1) Operating costs for 2023 include salaries and wages, stores and other consumables, fuel power and water, mining contractors (including variable lease payments), labour contractors and consultants, and other expenses (credits).
(2)Comparative periods have been retrospectively restated. Refer to note 1.3.